EIF-Q3

Quarterly Report
May 31, 2026
MFS®  Value Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 7.9%
Boeing Co. (a)	5,353,903	$1,237,554,679
General Dynamics Corp.	2,966,184	1,028,731,935
Northrop Grumman Corp.	848,481	478,271,770
RTX Corp.	7,114,543	1,278,198,795
		$4,022,757,179
Brokerage & Asset Managers – 3.1%
Ares Management Co.	1,693,527	$217,618,220
Blackrock, Inc.	699,661	732,461,108
KKR & Co., Inc.	6,499,627	623,574,214
		$1,573,653,542
Business Services – 2.1%
Accenture PLC, “A”	3,421,795	$640,115,191
Equifax, Inc.	2,736,180	453,631,282
		$1,093,746,473
Conglomerates – 2.1%
Honeywell International, Inc.	4,473,957	$1,064,175,412
Construction – 1.0%
CRH PLC	4,919,217	$535,161,617
Consumer Products – 1.5%
Kenvue, Inc.	7,084,034	$122,412,107
Kimberly-Clark Corp.	3,808,553	371,714,773
Reckitt Benckiser Group PLC	4,159,689	257,181,037
		$751,307,917
Diversified Financial Services – 2.1%
NASDAQ, Inc.	11,378,090	$1,052,700,887
Electrical Equipment – 1.8%
Eaton Corp. PLC	1,461,859	$585,620,715
W.W. Grainger, Inc.	249,337	307,741,699
		$893,362,414
Energy - Independent – 6.5%
Chevron Corp.	4,126,336	$752,891,267
ConocoPhillips	8,559,880	975,655,122
EOG Resources, Inc.	2,983,432	397,930,160
Exxon Mobil Corp.	8,204,104	1,191,728,147
		$3,318,204,696
Food & Beverages – 2.2%
Coca-Cola Europacific Partners PLC	2,837,592	$257,341,218
Nestle S.A.	3,144,430	320,022,445
PepsiCo, Inc.	3,656,679	527,256,545
		$1,104,620,208
Global Systemically Important Banks – 10.2%
Citigroup, Inc.	7,728,286	$972,991,208
JPMorgan Chase & Co.	7,311,533	2,188,414,942
Morgan Stanley	6,588,396	1,370,386,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Global Systemically Important Banks – continued
Wells Fargo & Co.	8,409,874	$652,101,630
		$5,183,894,148
Hardware, Peripherals, & Assembly – 0.3%
Seagate Technology Holdings PLC	196,928	$173,257,254
Health Maintenance Organizations – 4.8%
Cigna Group	5,165,954	$1,433,035,640
Elevance Health, Inc.	1,395,797	548,813,422
Humana, Inc.	1,554,873	474,889,312
		$2,456,738,374
Insurance – 9.0%
Aon PLC	2,416,344	$763,709,685
Chubb Ltd.	2,792,935	870,641,627
Marsh & McLennan Cos., Inc.	4,896,500	783,293,105
Progressive Corp.	6,584,694	1,253,725,738
Travelers Cos., Inc.	3,207,432	936,217,326
		$4,607,587,481
Interactive Media Services – 1.0%
Alphabet, Inc., “A”	1,319,327	$501,792,831
Machinery & Tools – 3.3%
Caterpillar, Inc.	496,555	$434,917,628
Illinois Tool Works, Inc.	2,012,943	497,760,545
PACCAR, Inc.	5,430,347	599,347,398
Trane Technologies PLC	342,403	154,526,474
		$1,686,552,045
Medical & Health Technology & Services – 2.3%
McKesson Corp.	1,566,944	$1,163,361,903
Medical Equipment – 1.6%
Abbott Laboratories	6,618,090	$566,508,504
Medline, Inc., “A” (a)	6,590,752	240,957,893
		$807,466,397
Non-Global Systemically Important Banks – 3.2%
American Express Co.	2,840,352	$898,886,197
PNC Financial Services Group, Inc.	3,376,948	746,710,742
		$1,645,596,939
Pharmaceuticals & Biotechnology – 4.8%
AbbVie, Inc.	2,875,656	$626,087,824
Johnson & Johnson	6,243,503	1,406,848,531
Pfizer, Inc.	15,033,063	393,565,590
		$2,426,501,945
Real Estate - Storage & Office – 2.0%
Prologis, Inc., REIT	7,043,223	$1,010,491,204
Retail & E-commerce – 3.6%
Amazon.com, Inc. (a)	3,769,629	$1,020,212,393
Lowe's Cos., Inc.	3,776,904	809,617,141
		$1,829,829,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 8.9%
Analog Devices, Inc.	3,348,129	$1,385,623,187
KLA Corp.	656,782	1,262,144,537
NXP Semiconductors N.V.	3,021,687	971,019,117
Texas Instruments, Inc.	3,004,695	918,475,168
		$4,537,262,009
Software – 1.1%
Microsoft Corp.	654,669	$294,758,170
Salesforce, Inc.	1,387,968	265,240,685
		$559,998,855
Tobacco – 0.8%
Philip Morris International, Inc.	2,368,623	$420,146,348
Transportation & Logistics – 1.8%
Union Pacific Corp.	3,536,201	$928,747,831
Travel, Gaming, & Lodging – 1.8%
Marriott International, Inc., “A”	2,513,158	$943,942,145
Utilities – 8.8%
American Electric Power Co., Inc.	2,016,159	$255,386,861
Dominion Energy, Inc.	14,478,338	969,179,946
Duke Energy Corp.	7,556,374	927,393,781
NextEra Energy, Inc.	4,369,765	380,213,253
PG&E Corp.	35,313,901	577,029,142
Southern Co.	7,803,904	718,349,363
Xcel Energy, Inc.	8,610,810	684,559,395
		$4,512,111,741
Total Common Stocks		$50,804,969,329
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.69% (v)	219,752,198	$219,774,173

Other Assets, Less Liabilities – 0.0%		7,339,659
Net Assets – 100.0%		$51,032,083,161

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $219,774,173 and
$50,804,969,329, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$50,804,969,329	$—	$—	$50,804,969,329
Investment Companies	219,774,173	—	—	219,774,173
Total	$51,024,743,502	$—	$—	$51,024,743,502
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$410,427,525	$7,081,444,293	$7,272,089,299	$7,875	$(16,221)	$219,774,173

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,323,255	$—